SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING (Details) (Parenthetical)	Feb. 12, 2021 Integer $ / shares shares	Jan. 19, 2021 USD ($) Integer shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Original issue discount | $			$ 176,902
Platinum Point Capital, LLC [Member]
Short-term Debt [Line Items]
Number of warrants issued | shares			200,000
Warrants term	3 years
Warrants exercise price | $ / shares	$ 2.00
Convertible Promissory Notes [Member] | GS Capital Partners, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		12.00%
Debt instrument face amount | $		$ 125,000
Periodic payment | $		$ 20,000
Percentage of stock price trigger		66.00%
Trading days | Integer		20
Original issue discount | $		$ 10,000
Payments for legal fees | $		$ 5,000
Shares of stock issued for conversion of notes payable and accrued interest, shares | shares		26,000
Stock issued during period returnable shares | shares		170,000
Convertible Promissory Notes [Member] | Platinum Point Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage	10.00%
Percentage of stock price trigger	70.00%
Trading days | Integer	15
Stock issued during period returnable shares | shares	60,000
Conversion price | $ / shares	$ 0.01
Number of warrants issued | shares	200,000
Warrants term	3 years
Warrants exercise price | $ / shares	$ 2.00